UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):                 [ ]is a restatement.
                                                  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Technology  Crossover  Management  V,  L.L.C.
Address:   c/o  Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number: 28-12062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           April 15, 2013
 [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

         [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

         [ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:  $261,889
                                         (thousands)

                                                                                                                Voting
                       Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer          Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------        --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Electronic Arts Inc.*   Common   285512109      35,356   1,997,502*    SH        Sole             1,997,502*       0         0
TechTarget, Inc.        Common   87874R100      62,475  12,776,074     SH        Sole             12,776,074       0         0
Zillow, Inc.            Common   98954A107     164,059   3,000,891     SH        Sole              3,000,891       0         0
                                             ---------
                                 TOTAL        $261,889



* does not include shares owned by TCV VI, L.P., TCV VII, L.P. or TCV VII (A),L.P.